SHANE DALY Vice President and Associate General Counsel (212) 314-3912 Fax: 212-314-3959

September 7, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account A of Equitable Financial Life Insurance Company (the “Account”) Registration Nos.:

2-30070 and 811-01705	EQUI-VEST Employer Sponsored Retirement Programs (Series 100-400)
EQUI-VEST Individual (Series 100-500)
EQUI-VEST Vantage Contract
EQUI-VEST TSA Advantage (Series 600)
2-44921 and 811-01705	EQUIPLAN
2-50547-01 and 811-01705	Old Contracts
033-47949 and 811-01705	Momentum
033-58950 and 811-01705	Momentum Plus
333-81393 and 811-01705	EQUI-VEST Express (Series 700 & 701)
333-81501 and 811-01705	EQUI-VEST Deluxe (Series 800 & 801)
333-130988 and 811-01705	EQUI-VEST Strategies (Series 900 & 901)
333-137052 and 811-01705	EQUI-VEST At Retirement
333-141082 and 811-01705	EQUI-VEST At Retirement ‘04
333-141292 and 811-01705	At Retirement
333-19925 and 811-01705	Variable Immediate Annuity (VIA)
333-146143 and 811-01705	Crossings
333-153809 and 811-01705	EQUI-VEST 201
333-186807 and 811-01705	GWBL Rollover Annuity

Commissioners:

Equitable Financial, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2022, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	EQ Premier VIP Trust underlying funds:

EQ/Aggressive Allocation

EQ/Conservative Allocation

EQ/Conservative-Plus Allocation

EQ/Core Plus Bond

EQ/Moderate Allocation

EQ/Moderate-Plus Allocation

Target 2015 Allocation

Target 2025 Allocation

Target 2035 Allocation

Target 2045 Allocation

Target 2055 Allocation

•	EQ Advisors Trust underlying funds:

1290 VT Convertible Securities

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT High Yield Bond

1290 VT Low Volatility Global Equity

1290 VT Micro Cap

1290 VT Small Cap Value

1290 VT SmartBeta Equity ESG

1290 VT Socially Responsible

Equitable Conservative Growth MF/ETF (Name Change effective 8/19/22)

EQ/400 Managed Volatility

EQ/500 Managed Volatility

EQ/2000 Managed Volatility

EQ/AB Dynamic Moderate Growth

EQ/AB Short Duration Government Bond

EQ/AB Small Cap Growth

EQ/Aggressive Growth Strategy

EQ/All Asset Growth Allocation

EQ/Balanced Strategy

EQ/ClearBridge Large Cap Growth ESG

EQ/Conservative Growth Strategy

EQ/Conservative Strategy

EQ/Fidelity Institutional AM® Large Cap

EQ/Franklin Small Cap Value Managed Volatility

EQ/Global Equity Managed Volatility

EQ/Growth Strategy

EQ/International Core Managed Volatility

EQ/International Managed Volatility

EQ/International Value Managed Volatility

EQ/Janus Enterprise

EQ/Large Cap Core Managed Volatility

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Loomis Sayles Growth

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Growth Strategy

EQ/American Century Mid Cap Value

EQ/Capital Group Research

EQ/ClearBridge Select Managed Volatility

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Franklin Rising Dividends

EQ/Goldman Sachs Mid Cap Value

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Invesco Comstock Portfolio

EQ/Invesco Global

EQ/Invesco Global Real Assets

EQ/Invesco International Growth

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Lazard Emerging Markets Equity

EQ/MFS International Growth

EQ/MFS International Intrinsic Value

EQ/MFS Mid Cap Focused Growth

EQ/MFS Utilities Series

EQ/MFS Technology

EQ/Mid Cap Index

EQ/Money Market

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Global Real Return

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/Value Equity

EQ/Wellington Energy

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Technology

•	AIM Variable Insurance Funds - Series II:

Invesco V.I. Diversified Dividend

Invesco V.I. High Yield Fund

Invesco V.I. Main Street Mid Cap Fund®

Invesco V.I. Small Cap Equity

Invesco V.I. Main Street

•	American Funds Insurance Series® - Class 4 Shares:

The Bond FundSM of America

•	Fidelity® Variable Insurance Products Fund - Service Class 2:

Fidelity® VIP Equity Income

Fidelity® VIP Mid Cap

•	Franklin Templeton Variable Insurance Products Trust - Class 2:

Templeton Global Bond VIP

•	Ivy Variable Insurance Portfolios:

Delaware Ivy VIP High Income

Delaware Ivy VIP Small Cap Growth

•	MFS® Variable Insurance Trust - Service Class:

MFS® Investors Trust Series

MFS® Massachusetts Investors Growth Stock

•	PIMCO Variable Insurance Trust - Advisor Class:

PIMCO CommodityRealReturn® Strategy

•	Van Eck VIP Trust - S Class:

VanEck VIP VanEck VIP Global Resources

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

Equitable Financial understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (“EQUITABLE FINANCIAL”)

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104